PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	June 30,	December 31,
(in thousands)	2026	2025
Plant and equipment	$—	$1,786
Furniture and fixtures	—	114
Computer hardware and software	—	106
	—	2,006
Less: Accumulated depreciation	—	(1,826)
Property, plant and equipment, net	$—	$180

	December 31,	December 31,
(in thousands)	2025	2024
Plant and equipment	$1,786	$1,562
Furniture and fixtures	114	106
Computer hardware and software	106	98
	2,006	1,766
Less: Accumulated depreciation	(1,826)	(1,497)
Property, plant and equipment, net	$180	$269